Summary of material accounting policies - Disclosure of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Laboratory equipment:
Disclosure of detailed information about property, plant and equipment [line items]
Applicable estimated useful lives, property, plant and equipment	5 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Applicable estimated useful lives, property, plant and equipment	3 years
IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Applicable estimated useful lives, property, plant and equipment	2 years